Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrants [Abstract]
WARRANTS

NOTE 8 — WARRANTS

IPO Warrants — Public Warrants

In connection with Nubia’s initial public offering in 2022, 123,500 public warrants were issued, entitling holders to purchase one share of common stock at an exercise price of $575.00 per share, subject to adjustment. Only whole warrants may be exercised. The warrants expire five years after the completion of the Company’s initial business combination, February 2, 2029.

The Company is not obligated to issue shares upon warrant exercise unless a registration statement covering the underlying shares is effective. If a registration statement is not effective, holders may exercise warrants on a cashless basis under certain conditions. The Company may redeem the warrants at $0.50 per warrant, with at least 30 days’ prior notice, if the common stock trades at or above $900.00 per share for 20 trading days within a 30-day period after the warrants become exercisable. Adjustments to the number of shares issuable upon exercise and the exercise price may occur in the event of stock splits, dividends, reorganizations, or similar events. Warrants do not provide voting rights or shareholder privileges until exercised. No fractional shares will be issued upon exercise.

The Company evaluated the public warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the IPO warrants qualify for equity classification.

IPO Warrants — Private Warrants

In connection with Nubia’s initial public offering in 2022, 108,100 Private Warrants were issued.

Except as described below, the Private Warrants have terms and provisions that are identical to those of the public warrants, including as to exercise price, exercisability and exercise period. The Private Warrants will be exercisable on a cashless basis and will not be redeemable by us so long as they are held by the holders of the private warrants or their permitted transferees. The holders of the Private Warrants or their permitted transferees have the option to exercise the private warrants on a cashless basis. If the Private Warrants are held by holders other than the holders of the Private Warrants and their permitted transferees, the Private warrants will be redeemable by us and exercisable by the holders on the same basis as the warrants included in the units being sold in the Company’s initial public offering.

If exercised on a cashless basis, holders will receive shares of common stock based on the difference between the warrant exercise price and the fair market value of the stock. Fair market value is determined as the average last sale price of the common stock over the 10 trading days ending on the third trading day before the exercise notice date. The reason that The Company have agreed that these warrants will be exercisable on a cashless basis so long as they are held by the holders of the Private Warrants and their permitted transferees is because it is not known at this time whether they will be affiliated with us following an initial business combination. If they remain affiliated with us, their ability to sell the Company’s securities in the open market will be significantly limited. The Company has policies in place that prohibit insiders from selling the Company’s securities except during specific periods of time. Even during such periods of time when insiders will be permitted to sell the Company’s securities, an insider cannot trade in the Company’s securities if he or she is in possession of material non-public information. Accordingly, unlike public stockholders who typically could sell the shares of common stock issuable upon exercise of the warrants freely in the open market, the insiders could be significantly restricted from doing so. As a result, The Company believes that allowing the holders to exercise such warrants on a cashless basis is appropriate.

In addition, holders of the Company’s Private Warrants are entitled to certain registration rights.

The Company evaluated the Private Warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the Private Warrants qualify for equity classification.

Series A and Series B Warrants

The Series A and Series B Warrants issued in conjunction with the March Private Placement were determined to be liability classified in accordance with ASC 815 and have been recognized at fair value upon issuance, with remeasurement in each subsequent period. As such, on the date of issuance the Company allocated the proceeds between the common stock, Series A Warrants and Series B Warrants first to the fair value of the Series A Warrants and Series B Warrants, which were recorded as a liability.

The fair value of the Series A and Series B Warrants as of March 31, 2025, was $689,500 and $0, respectively, resulting in a gain of $4,265,800 during the three months ended March 31, 2025. The $0 fair value for the Series B Warrants reflects that all Series B Warrants had been exercised by this date. As of March 31, 2025, 289,613 Series A Warrants and 114,992 Series B Warrants were exercised, resulting in the issuance of 404,605 common shares. As of March 31, 2025, 153,221 Series A Warrants and no Series B Warrants remained outstanding.

On May 12, 2025, the Company effected a 1-for-50 reverse stock split of its common stock. Following the reverse split, the 5-day reset period ended on May 19, 2025, with the lowest 5-day VWAP on May 14, 2025, being $3.0951. Consequently, the reset price was established at $3.0951, and the Series A Warrants held by investors were reset to 810,389 shares. The Series B Warrants were not subject to a post-split reset because no Series B Warrants were outstanding at the time the reverse stock split became effective.

The fair value of the Series A and Series B Warrants as of March 31, 2026, was $2,997,150 and $0, respectively. The Company recorded non-cash gain from changes in the fair value of derivative liabilities related to the Series A and Series B Warrants of $386,750 during the three months ended March 31, 2026. As of March 31, 2026, 289,613 Series A Warrants and 114,992 Series B Warrants were exercised, resulting in the issuance of 404,605 common shares. As of March 31, 2026, 508,857 Series A Warrants and no Series B Warrants remained outstanding.

Series C and Series D Warrants

The Series C and Series D Warrants issued in conjunction with the August Private Placement were determined to be liability classified in accordance with ASC 815 and have been recognized at fair value upon issuance, with remeasurement at each reporting period.

The fair value of the Series C Warrants and Series D Warrants as of March 31, 2025, was $7,862,000 and $3,169,300, respectively. This resulted in a non-cash gain from the change in fair value of derivatives and issuance of warrants of $2,881,950 for the three months ended March 31, 2025. As of March 31, 2025, investors have not exercised any Series C and Series D warrants.

On May 12, 2025, the Company effected a 1-for-50 reverse stock split of its common stock. Following the reverse split, the 5-day reset period ended on May 19, 2025, with the lowest 5-day VWAP on May 14, 2025, being the price floor of $3.25. Consequently, the reset price was established at $3.25, and the Series C Warrants held by investors were reset to 2,461,538 shares. The Series D warrants were not subject to a post-split reset based on the terms of the agreement.

On October 8, 2025, Madison Bond LLC and Bayside Project LLC (together, the “New Holders”) purchased all of the outstanding Series C and Series D Warrants previously issued by the Company pursuant to the August Subscription Agreement. Immediately thereafter, the Company exercised its rights under the August Subscription Agreement to convert all remaining unexercised portions of the Series C and Series D Warrants into shares of common stock at a ratio of one share per warrant. On October 24, 2025, the New Holders received 3,447,957 shares of the Company’s common stock.

On December 8, 2025, the Company entered into an agreement with Anson Investments Master Fund LP (“Anson”), pursuant to which it issued 240,400 shares of common stock to Anson in exchange for the termination of all warrants and other obligations of the Company under the Securities Purchase Agreement, dated as of August 30, 2024.

The Company recorded a non-cash loss from changes in the fair value of derivative liabilities related to the Series C and Series D Warrants of $31,033,241 for the year ended December 31, 2025. As of December 31, 2025, investors had exercised 3,688,357 Series C and Series D Warrants, resulting in the issuance of 3,447,957 shares of common stock and the pending issuance of 240,400 shares of common stock and no warrants remained outstanding. Accordingly, no fair value remeasurement was required and no gain or loss from change in fair value was recognized during the three months ended March 31, 2026.

On February 5, 2026, the Company issued 240,400 shares of common stock to Anson, completing the settlement of all remaining obligations under the termination agreement.

NOTE 8 — WARRANTS

IPO Warrants — Public Warrants

In connection with Nubia’s initial public offering in 2022, 123,500 public warrants were issued, entitling holders to purchase one share of common stock at an exercise price of $575.00 per share, subject to adjustment. Only whole warrants may be exercised. The warrants expire five years after the completion of the Company’s initial business combination, February 2, 2029.

The Company is not obligated to issue shares upon warrant exercise unless a registration statement covering the underlying shares is effective. If a registration statement is not effective, holders may exercise warrants on a cashless basis under certain conditions. The Company may redeem the warrants at $0.50 per warrant, with at least 30 days’ prior notice, if the common stock trades at or above $900.00 per share for 20 trading days within a 30-day period after the warrants become exercisable. Adjustments to the number of shares issuable upon exercise and the exercise price may occur in the event of stock splits, dividends, reorganizations, or similar events. Warrants do not provide voting rights or shareholder privileges until exercised. No fractional shares will be issued upon exercise.

The Company evaluated the public warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the IPO warrants qualify for equity classification.

IPO Warrants — Private Warrants

In connection with Nubia’s initial public offering in 2022, 108,100 Private Warrants were issued.

Except as described below, the Private Warrants have terms and provisions that are identical to those of the public warrants, including as to exercise price, exercisability and exercise period. The Private Warrants will be exercisable on a cashless basis and will not be redeemable by us so long as they are held by the holders of the private warrants or their permitted transferees. The holders of the Private Warrants or their permitted transferees have the option to exercise the private warrants on a cashless basis. If the Private Warrants are held by holders other than the holders of the Private Warrants and their permitted transferees, the Private warrants will be redeemable by us and exercisable by the holders on the same basis as the warrants included in the units being sold in the Company’s initial public offering.

If exercised on a cashless basis, holders will receive shares of common stock based on the difference between the warrant exercise price and the fair market value of the stock. Fair market value is determined as the average last sale price of the common stock over the 10 trading days ending on the third trading day before the exercise notice date. The reason that The Company have agreed that these warrants will be exercisable on a cashless basis so long as they are held by the holders of the Private Warrants and their permitted transferees is because it is not known at this time whether they will be affiliated with us following an initial business combination. If they remain affiliated with us, their ability to sell the Company’s securities in the open market will be significantly limited. The Company has policies in place that prohibit insiders from selling the Company’s securities except during specific periods of time. Even during such periods of time when insiders will be permitted to sell the Company’s securities, an insider cannot trade in the Company’s securities if he or she is in possession of material non-public information. Accordingly, unlike public stockholders who typically could sell the shares of common stock issuable upon exercise of the warrants freely in the open market, the insiders could be significantly restricted from doing so. As a result, The Company believes that allowing the holders to exercise such warrants on a cashless basis is appropriate.

In addition, holders of the Company’s Private Warrants are entitled to certain registration rights.

The Company evaluated the Private Warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the Private Warrants qualify for equity classification.

Series A and Series B Warrants

The Series A and Series B Warrants issued in conjunction with the March Private Placement were determined to be liability classified in accordance with ASC 815 and have been recognized at fair value upon issuance, with remeasurement in each subsequent period. As such, on the date of issuance the Company allocated the proceeds between the common stock, Series A Warrants and Series B Warrants first to the fair value of the Series A Warrants and Series B Warrants, which were recorded as a liability.

Certain prior-period amounts presented in this footnote related to the change in fair value of derivative liabilities have been restated to reflect the correction of an error related to the accounting for the Series A and Series B warrant exercises. See Note 2 — Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements for additional information.

The Company used a Monte Carlo analysis to determine the fair value of the warrants at the date of issuance on March 15, 2024 and as of the reporting date. The total fair value of the Series A Warrants and Series B Warrants measured at issuance was $12,656,550 and $82,450, respectively, which exceeded the total gross proceeds from the March Private Placement of $3,850,000. As the fair value of the derivative liability exceeded the proceeds on the day of issuance, the difference was recorded as a loss from issuance of common stock and warrants of $17,820,998.

The fair value of the Series A and Series B Warrants as of December 31, 2024, was $4,955,300 and $0, respectively. The $0 fair value for the Series B Warrants reflects that all Series B Warrants had been exercised by this date. This resulted in a non-cash gain from the change in fair value of derivatives of $2,047,817 and a loss from the issuance of warrants of $17,820,998 for the year ended December 31, 2024, respectively. As of December 31, 2024, investors received 274,858 and 114,992 common shares from exercise of Series A and Series B warrants, respectively. As of December 31, 2024, 167,976 Series A Warrants and no Series B Warrants remained outstanding.

On May 12, 2025, the Company effected a 1-for-50 reverse stock split of its common stock. Following the reverse split, the 5-day reset period ended on May 19, 2025, with the lowest 5-day VWAP on May 14, 2025, being $3.0951. Consequently, the reset price was established at $3.0951, and the Series A Warrants held by investors were reset to 810,389 shares. The Series B Warrants were not subject to a post-split reset because no Series B Warrants were outstanding at the time the reverse stock split became effective.

The fair value of the Series A and Series B Warrants as of December 31, 2025, was $3,383,900 and $0, respectively. The Company recorded non-cash loss from changes in the fair value of derivative liabilities related to the Series A and Series B Warrants of $2,232,886 for the year ended December 31, 2025. As of December 31, 2025, investors had exercised 591,145 Series A Warrants and 114,992 Series B Warrants, resulting in the issuance of 670,137 common shares. As of December 31, 2025, 508,857 Series A Warrants and no Series B Warrants remained outstanding.

Series C and Series D Warrants

The Series C and Series D Warrants issued in conjunction with the August Private Placement were determined to be liability classified in accordance with ASC 815 and have been recognized at fair value upon issuance, with remeasurement in each subsequent period. As such, on the date of issuance the Company allocated the proceeds between the common stock, Series C Warrants and Series D Warrants first to the fair value of the Series C Warrants and Series D Warrants, which were recorded as a liability.

The Company used a Monte Carlo analysis to determine the fair value of the warrants at the date of issuance on August 30, 2024 and as of the reporting date. The total fair value of the Series C Warrants and Series D Warrants measured at issuance was $8,114,650 and $1,540,150, respectively, which exceeded the total gross proceeds from the August Private Placement of $4,000,000. As the fair value of the derivative liability exceeded the proceeds on the day of issuance, the difference was recorded as a loss from issuance of common stock and warrants of $9,654,799.

The fair value of the Series C Warrants and Series D Warrants as of December 31, 2024 was $13,703,250 and $210,000, respectively, resulting in a non-cash loss of $4,258,450 during the year ended December 31, 2024. There were no Series C Warrants and Series D Warrants exercised as of December 31, 2024.

On May 12, 2025, the Company effected a 1-for-50 reverse stock split of its common stock. Following the reverse split, the 5-day reset period ended on May 19, 2025, with the lowest 5-day VWAP on May 14, 2025, being the price floor of $3.25. Consequently, the reset price was established at $3.25, and the Series C Warrants held by investors were reset to 2,461,538 shares. The Series D warrants were not subject to a post-split reset based on the terms of the agreement.

On October 8, 2025, Madison Bond LLC and Bayside Project LLC (together, the “New Holders”) purchased all of the outstanding Series C and Series D Warrants previously issued by the Company pursuant to the August Subscription Agreement. Immediately thereafter, the Company exercised its rights under the August Subscription Agreement to convert all remaining unexercised portions of the Series C and Series D Warrants into shares of common stock at a ratio of one share per warrant. On October 24, 2025, the New Holders received 3,447,957 shares of the Company’s common stock.

On December 8, 2025, the Company entered into an agreement with Anson Investments Master Fund LP (“Anson”), pursuant to which it issued 240,400 shares of common stock to Anson in exchange for the termination of all warrants and other obligations of the Company under the Securities Purchase Agreement, dated as of August 30, 2024.

Immediately prior to the conversions, the Company remeasured the fair value of the Series C and Series D Warrants. Upon conversion and cancellation of the warrants, the related derivative liability was derecognized, and the resulting change in fair value was recognized in the Company’s consolidated and combined statements of operations within change in fair value of derivative liabilities. The fair value of the Series C and Series D Warrants was $0 as of December 31, 2025, as all Series C and Series D Warrants had been converted into shares of the Company’s common stock and were no longer outstanding.

The Company recorded a non-cash loss from changes in the fair value of derivative liabilities related to the Series C and Series D Warrants of $31,033,241 for the year ended December 31, 2025. As of December 31, 2025, investors had exercised 3,688,357 Series A and Series B Warrants, resulting in the issuance of 3,447,957 shares of common stock and the pending issuance of 240,400 shares of common stock. No Series C or Series D Warrants remained outstanding as of December 31, 2025. On February 5, 2026, the Company issued the 240,400 shares of its common stock to Anson pursuant to this agreement.